DEPRECIATION OF ASSETS	3 Months Ended
Mar. 31, 2025
Depreciation amortization and impairment [abstract]
DEPRECIATION OF ASSETS

NOTE 28. DEPRECIATION OF ASSETS
The item composition as of the indicated dates is detailed below:

Items	03.31.25	03.31.24
Depreciation of Property, Plant and Equipment	(35,068,796)	(23,031,804)
Amortization of Organization and Development Expenses	(21,674,162)	(22,061,638)
Depreciation of other Intangible Assets	(3,538,249)	(188,866)
Others(*)	(1,745,324)	(440,647)
Total	(62,026,531)	(45,722,955)
(*) This item includes Depreciation and Impairment of Sundry Assets and Losses from the sale or devaluation of property, plant and equipment.